Financial Instruments And Risks - Summary of The Changes In Level 3 Instruments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Assets	¥ 248,890,247
Assets	360,433,486	¥ 248,890,247
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,266,495	2,842,839	¥ 2,632,890
Additions	131,829	0	1,353,173
Disposal	(29,664)	(1,266,827)	(1,961,315)
Transfer into level 3	1,035,642	0	1,477,950
Transfer out of level 3	(3,047)
Gains or losses recognized in profit or loss	(1,136,022)	(309,517)	(659,859)
Assets	¥ 1,265,233	¥ 1,266,495	¥ 2,842,839